Other Expense, Net	12 Months Ended
Dec. 31, 2021
Other Expense, Net [Abstract]
OTHER EXPENSE, NET

14.    OTHER EXPENSE, NET

Other expense, net on the consolidated statements of operations and comprehensive loss is comprised of the following for the years ended December 31, 2021 and 2020, respectively:

	December 31,
	2021	2020
Other expense, net:
Interest income	$7	$168
Change in fair value of derivative and warrant liability	(4,920)	(1,806)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(502)	17
Total other expense, net	$(5,415)	$(5,396)